Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt	Debt
The table below sets our external debt agreements as at December 31, 2022 (Successor) and 2021 (Predecessor):

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Secured debt:
Secured Credit Facilities	—	5,545
Term Loan Facility	175	—
Second Lien Facility	271	—
Total Secured debt	446	5,545
Unsecured bond
Unsecured senior convertible bond	50	—
Total unsecured bond	50	—
Total principal debt	496	5,545
Exit fee
Term Loan Facility	9	—
Second Lien Facility	13	—
Total exit fee	22	—
Less: Debt reported as liabilities subject to compromise (1)	—	(5,545)
Total debt	518	—
(1) Certain subsidiaries filed for Chapter 11 bankruptcy protection on February 7, 2021 and February 10, 2021. As a result, the outstanding balance of the senior credit facilities were classified within liabilities subject to compromise ("LSTC") in our Consolidated Balance Sheet at December 31, 2021. For further information on our bankruptcy proceedings refer to Note 4 - "Chapter 11".
Debt is presented in our Consolidated Balance Sheets as:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Debt due within one year	22	—
Long-term debt	496	—
Total debt	518	—
Key changes to borrowing facilities
Term Loan and Revolving Credit Facility
On emergence, we entered into a $300 million super senior secured credit facility with a syndicate of lenders secured on a first lien basis. The facility has a maturity of December 15, 2026 and consists of a $175 million term loan facility and a $125 million revolving credit facility ("RCF"), which was not drawn down as at December 31, 2022 (nor has it been drawn to date). The term loan facility and RCF, if drawn, bear interest at a margin of 7% per annum plus the secured overnight financial rate facility ("SOFR") (and any applicable credit adjustment spread). A commitment fee of 2.8% per annum is payable in respect of any undrawn portion of the RCF commitment. The facility includes an undrawn, uncommitted basket in amount of $50 million for incremental facilities pari passu with the facility for specified purposes. There is a 3% exit fee payable on principal repayments under the super senior credit facility; in addition, there is a make-whole premium payable if the facility is repaid within the first 3 years. We have recognized exit fees of $9 million in respect to the facility as at December 31, 2022.
New Second Lien Facility
On emergence, we entered into a senior secured credit facility with a syndicate of lenders to partially reinstate the existing facilities in an aggregate amount of $683 million, secured on a second lien basis. The facility bears interest at a total margin of 12.5% per annum plus SOFR (and any applicable credit adjustment spread), and has a maturity of June 15, 2027. The above-mentioned margin is comprised of 5% cash interest; and 7.5% pay-if-you-can ("PIYC") interest, whereby, under certain liquidity conditions set out in the facility agreement, Seadrill is either required to pay the interest in cash or capitalize the interest to the principal outstanding. The PIYC interest compounds to the loan quarterly. There is a 5% exit fee required on this facility. As at December 31, 2022, we have recognized exit fees of $13 million in respect to the facility. During 2022, $29 million payment-in-kind interest was capitalized. A mandatory payment of debt principal of $192 million and exit fee of $10 million was made against the second lien facility in October 2022. A further voluntary payment of debt principal of $250 million and exit fee of $13 million was made against the second lien facility in November 2022. Two further voluntary payments were made against the second lien facility in 2023; refer to Note 33 – Subsequent events for further details.
Unsecured senior convertible bond
On emergence, as part of the Reorganization, we issued a $50 million unsecured senior convertible bond to Hemen Holdings Ltd. Our unsecured senior convertible bond has a maturity of August 2028 and bears interest, payable quarterly in cash, at three-month US LIBOR plus 6% on the aggregate principal amount of $50 million. The bond is convertible (in full and not in part) into Shares at a conversion rate of 52.6316 Shares per $1,000 principal amount of the bond, subject to certain adjustments set forth in the Note Purchase Agreement relating to the convertible bond. If not converted, a bullet repayment will become due on the maturity date.
Debt maturities
The outstanding debt as at December 31, 2022 (Successor) was repayable as follows, for the years ended December 31:

(In $ millions)	Term Loan	Second Lien	Convertible Bond	Total repayments
2023	—	22	—	22
2024	—	22	—	22
2025	—	22	—	22
2026	184	22	—	206
2027	—	196	—	196
2028 and thereafter	—	—	50	50
Total debt principal and exit fee payments	184	284	50	518
For further information on our bankruptcy proceedings refer to Note 4 - "Chapter 11 Proceedings".